Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Income Statement [Abstract]
Revenue	$ 4,982,957	$ 5,386,914	$ 9,838,080	$ 11,383,403	$ 22,927,415	$ 16,683,570
Cost of revenue	(4,565,173)	(4,690,058)	(9,043,225)	(10,066,850)	(20,113,294)	(15,036,876)
Gross profit	417,784	696,856	794,855	1,316,553	2,814,121	1,646,694
Amortization & depreciation	(13,466)	(14,402)	(27,638)	(28,823)	(57,894)	(27,055)
Impairment						(41,045)
General & administrative expenses	(1,275,869)	(1,444,914)	(2,515,419)	(2,624,661)	(5,280,582)	(4,246,880)
Marketing cost	(169,389)	(59,075)	(226,580)	(144,082)	(641,917)	(364,160)
Research & development	(198,104)	(144,549)	(409,751)	(279,978)	(923,387)	(552,343)
Stock compensation expenses	(254,547)	(421,571)	(544,478)	(482,546)	(777,576)	(640,394)
Total operating expenses	(1,911,375)	(2,084,511)	(3,723,866)	(3,560,090)	(7,681,356)	(5,871,877)
Net loss from operations	(1,493,591)	(1,387,655)	(2,929,011)	(2,243,537)	(4,867,235)	(4,225,183)
Other income (expense):
Interest income	700	447	1,457	1,717	21,150	3,277
Interest expense	(89,646)	(80,247)	(104,477)	(172,813)	(170,141)	(273,594)
Exchange rate gain (loss)	(346)	(2,354)	(618)	(1,679)	(2,021)	1,853
Gain on disposal of subsidiary						8,298
Other income	44,788	15,192	49,886	52,189	77,699	107,275
Total other income (expense)	(44,504)	(66,962)	(53,752)	(120,586)	(73,313)	(152,891)
Net Loss before income tax	(1,538,095)	(1,454,617)	(2,982,763)	(2,364,123)	(4,940,548)	(4,378,074)
Income tax expenses
Net Loss	(1,538,095)	(1,454,617)	(2,982,763)	(2,364,123)	(4,940,548)	(4,378,074)
Less: Net profit attributable to the non-controlling interest	(730)	1,147	(1,275)	3,531	2,896	3,900
Net loss attributable to the Company’s shareholders	(1,537,365)	(1,455,764)	(2,981,488)	(2,367,654)	(4,943,444)	(4,381,974)
Other comprehensive income:
Foreign currency translation adjustments	(223,793)	(87,538)	(529,163)	(27,354)	(2,995)	136,942
Comprehensive loss	(1,761,158)	(1,543,302)	(3,510,651)	(2,395,008)	(4,946,439)	(4,245,032)
Less: comprehensive income (loss) attributable to non-controlling interest	(318)	(167)	(407)	(3)	257	535
Comprehensive loss attributable to the Company	$ (1,760,840)	$ (1,543,135)	$ (3,510,244)	$ (2,395,005)	$ (4,946,696)	$ (4,245,567)
NET LOSS PER SHARE
Loss Per Share - Basic	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.06)	$ (0.12)	$ (0.13)
Loss Per Share - Diluted	(0.04)	(0.04)	(0.07)	(0.06)	$ (0.12)	$ (0.13)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Loss Per Share - Basic	(0.04)	(0.04)	(0.07)	(0.06)
Loss Per Share - Diluted	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.06)
Weighted Average Common Shares Outstanding - Basic	42,811,064	39,647,106	42,752,532	39,290,499	40,840,413	33,702,858
Weighted Average Common Shares Outstanding - Diluted	42,811,064	39,647,106	42,752,532	39,290,499	40,840,413	33,702,858